Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$93	0.87%
[1],[2]
Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.87%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Growth Portfolio returned 13.32%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 8.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
TE Connectivity, in the IT sector, is a leading global manufacturer of engineered components, particularly connectors and sensors used in a wide variety of products including autos, commercial vehicles, industrial equipment, data and devices as well as aerospace/defense. The company’s stock rose following strong fiscal third-quarter earnings, largely due to better artificial intelligence (AI) and energy-driven demand and margin upside from the company’s industrial solutions segment.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. Shares rose as semiconductors looked like they were exempt from reciprocal import tariffs and the AI trade bounced back following a period of digestion earlier in the year. The stock continued to extend its upward trajectory as results from U.S. hyperscale’s continued to validate increased capex in support of AI efforts, and the company also began shipping its new Tomahawk Ultra ethernet switch in the third quarter.

↑
Robinhood Markets, in the financial sector, operates a financial services platform in the U.S. The stock continued to benefit from its transition from a brokerage to an integrated fintech company as strong demand for crypto currencies and the corresponding rise in crypto prices were complimented by positive reactions to the company’s launch of stock and ETF tokens, Crypto staking in the U.S. and crypto perpetual futures in the EU, social trading, short selling and prediction markets. The stock market also rose on the news that it would be added to the S&P 500 Index in the third quarter.

Top detractors from performance:
↓
Palantir Technologies, in the IT sector, is a Saas provider with an AI-powered operating system that helps its government and commercial customer base connect data to existing applications. Our underweight relative to the benchmark weighed on performance as the company’s share price rallied on strong quarterly earnings which showed accelerations and exceeded market expectations against a backdrop of potential government spending cuts by DOGE across agencies and tariffs targeted towards the company’s traditional manufacturing/supply chain-centric corporate business.

↓
HubSpot, in the IT sector, is a marketing automation software provider already integrating AI technology into their core products to drive increased value to their customers. Investors reacted tepidly to the company’s first quarter earnings, which exceeded analyst expectations on both revenue and earnings, as signs of margin pressures and more cautious guidance by management led the stock to drift downward.

↓
UnitedHealth Group, in the health care sector, is a leading diversified health care company that offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock came under pressure after the company lowered its full year outlook citing a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting its United Health Care Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	13.32	5.24	7.47
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 143,514,045
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,062,813
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$143,514,045
Total Number of Portfolio Holdings	52
Total Management Fee Paid	$1,062,813
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$119	1.12%
[4],[5]
Expenses Paid, Amount	$ 119	[4]
Expense Ratio, Percent	1.12%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of ClearBridge Variable Growth Portfolio returned 13.10%. The Fund compares its performance to the Russell  Midcap Growth Index, which returned 8.66% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
TE Connectivity, in the IT sector, is a leading global manufacturer of engineered components, particularly connectors and sensors used in a wide variety of products including autos, commercial vehicles, industrial equipment, data and devices as well as aerospace/defense. The company’s stock rose following strong fiscal third-quarter earnings, largely due to better artificial intelligence (AI) and energy-driven demand and margin upside from the company’s industrial solutions segment.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. Shares rose as semiconductors looked like they were exempt from reciprocal import tariffs and the AI trade bounced back following a period of digestion earlier in the year. The stock continued to extend its upward trajectory as results from U.S. hyperscale’s continued to validate increased capex in support of AI efforts, and the company also began shipping its new Tomahawk Ultra ethernet switch in the third quarter.

↑
Robinhood Markets, in the financial sector, operates a financial services platform in the U.S. The stock continued to benefit from its transition from a brokerage to an integrated fintech company as strong demand for crypto currencies and the corresponding rise in crypto prices were complimented by positive reactions to the company’s launch of stock and ETF tokens, Crypto staking in the U.S. and crypto perpetual futures in the EU, social trading, short selling and prediction markets. The stock market also rose on the news that it would be added to the S&P 500 Index in the third quarter.

Top detractors from performance:
↓
Palantir Technologies, in the IT sector, is a Saas provider with an AI-powered operating system that helps its government and commercial customer base connect data to existing applications. Our underweight relative to the benchmark weighed on performance as the company’s share price rallied on strong quarterly earnings which showed accelerations and exceeded market expectations against a backdrop of potential government spending cuts by DOGE across agencies and tariffs targeted towards the company’s traditional manufacturing/supply chain-centric corporate business.

↓
HubSpot, in the IT sector, is a marketing automation software provider already integrating AI technology into their core products to drive increased value to their customers. Investors reacted tepidly to the company’s first quarter earnings, which exceeded analyst expectations on both revenue and earnings, as signs of margin pressures and more cautious guidance by management led the stock to drift downward.

↓
UnitedHealth Group, in the health care sector, is a leading diversified health care company that offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock came under pressure after the company lowered its full year outlook citing a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting its United Health Care Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	13.10	4.98	7.20
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 143,514,045
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,062,813
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$143,514,045
Total Number of Portfolio Holdings	52
Total Management Fee Paid	$1,062,813
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.